Income Taxes (Tables) - Coastal Pride Company, Inc [Member]	12 Months Ended
Dec. 31, 2018
Schedule of Income Tax Provision (Benefit)

Note 7.	Income Taxes The provision for income taxes for the years ended December 31, 2018 and 2017 consisted of the following:

	2018	2017
Current
Federal	$62,839	$49,108
State	15,749	8,853
Deferred
Federal	(1,470)	(11,537)
State	(545)	(1,878)
Change in valuation allowance	-	-

Income tax provision (benefit)	$76,573	$44,546

Schedule of Deferred Tax Assets and Liabilities

	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$4,253	$1,364
Accrued Commissions/ Bonuses	13,098	14,362
Deferred tax liabilities
Tax Depreciation in Excess of Book	(501)	(1,106)
Prepaid Insurance	(2,860)	(2,647)
Change in valuation allowance	-	-

Net deferred tax assets:	$13,990	$11,973